Merger Agreement	6 Months Ended
Mar. 31, 2021
Blade Urban Air Mobility [Member]
Merger Agreement

Note 11 – Merger Agreement

On May 7, 2021, the Merger between Blade and Experience was consummated. Pursuant to the Merger Agreement, at the closing date of the Merger, the outstanding shares of Blade common stock and preferred stock were cancelled and converted into (a) 10,024,296 shares of New Blade Class A Common Stock for each outstanding share of Blade common stock, par value $0.00001 per share, (including shares that were subject to vesting conditions) outstanding as of the closing date , (b) 16,101,172 shares of New Blade Class A Common Stock for each outstanding share of Blade Series Seed Preferred Stock, Blade Series A Preferred Stock and Blade Series B Preferred Stock, each par value $0.00001 per share, outstanding as of the closing date (collectively, the “Blade Preferred Stock” and together with the Blade Common Stock, the “Blade Stock”) and/or (c) 9,689,826 options to purchase a number of shares of New Blade Class A Common Stock at an exercise price calculated pursuant to the Merger Agreement for each option to acquire Blade Common Stock outstanding as of the closing date (each, a “Blade Option”), as calculated pursuant to the Merger Agreement.

Simultaneous with the closing of the Merger, on May 7, 2021, the Company completed a PIPE financing, whereby the Company received $125,000 in exchange for 12,500,000 shares of New Blade Class A Common Stock.

Immediately after giving effect to the Merger and the PIPE financing, there were 78,903,021 shares of New Blade Class A Common Stock and 14,166,667 New Blade Warrants outstanding. New Blade’s Class A Common Stock and New Blade’s Warrants trade on The Nasdaq Stock Market (“Nasdaq”) under the symbols “BLDE” and “BLDEW,” respectively.